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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended     March 31, 2000
                                                  --------------


Check here if Amendment [X]             Amendment Number: [1]

   This Amendment (Check only one): [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -------------------
Address:  1 Lafayette Place
          -------------------
          Greenwich, CT 06830
          -------------------

Form 13F File Number: 28-2610
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   E.J. Bird
        ---------------------------------
Title:  Vice President of General Partner
        ---------------------------------
Phone:  (203) 861-4600
        ---------------------------------

Signature, Place, and Date of Signing:

         /S/ E.J. BIRD                    Greenwich, CT    May 14, 2001
        -------------------------------   -------------    ------------
                  (Signature)             (City, State)        (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Mangager:                   NONE
Form 13F Information Table Entry Total:                16
Form 13F Information Table Value Total:     $     800,330
                                            (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the maanger filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

Page 1 of 1


        COLUMN 1             COLUMN 2     COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------     --------     --------------------  ----------  --------  --------------------
                                                        VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP       (x$1000)     PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------     --------     -------    ---  ----  ----------  --------  --------------------
Autozone Inc.                 Common     053332-10-2    304,870  10,986,317     SH         DEFINED             10,986,317
------------------------------------------------------------------------------------------------------------------------------------
Autozone Inc.                 Common     053332-10-2    299,009  10,775,083     SH           SOLE              10,775,083
------------------------------------------------------------------------------------------------------------------------------------
Encompass Services Corp.      Common     29255U-10-4        726     126,202     SH         DEFINED                126,202
------------------------------------------------------------------------------------------------------------------------------------
Encompass Services Corp.      Common     29255U-10-4      1,362     236,857     SH           SOLE                 236,857
------------------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp             Common     373200-20-3      9,159     352,300     SH         DEFINED                352,300
------------------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp             Common     373200-20-3     17,428     670,300     SH           SOLE                 670,300
------------------------------------------------------------------------------------------------------------------------------------
International Game
Technology                    Common     459902-10-2     19,609     904,187     SH         DEFINED                904,187
------------------------------------------------------------------------------------------------------------------------------------
International Game
Technology                    Common     459902-10-2     37,155   1,713,194     SH           SOLE               1,713,194
------------------------------------------------------------------------------------------------------------------------------------
Jostens Inc.                  Common     481088-10-2     21,798     894,243     SH         DEFINED                894,243
------------------------------------------------------------------------------------------------------------------------------------
Jostens Inc.                  Common     481088-10-2     41,054   1,684,257     SH           SOLE               1,684,257
------------------------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.          Common     785905-10-0      7,349     201,342     SH         DEFINED                201,342
------------------------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.          Common     785905-10-0     14,063     385,280     SH           SOLE                 385,280
------------------------------------------------------------------------------------------------------------------------------------
Russ Berrie & Co.             Common     782233-10-0      4,169     225,380     SH         DEFINED                225,380
------------------------------------------------------------------------------------------------------------------------------------
Russ Berrie & Co.             Common     782233-10-0      7,843     423,920     SH           SOLE                 423,920
------------------------------------------------------------------------------------------------------------------------------------
York Int'l Corp.              Common     986670-10-7      5,076     217,153     SH         DEFINED                217,153
------------------------------------------------------------------------------------------------------------------------------------
York Int'l Corp.              Common     986670-10-7      9,660     413,247     SH           SOLE                 413,247
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(Confidential portion
has been omitted and
filed separately.)
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Grand Total                                             800,330
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